Discontinued Operetions (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Oct. 03, 2018
Discontinued Operetions (Textual)
Accrued interest		9.00%
Assets or liabilities	$ 2,400
Total income	616
Loan amount	$ 822
Addition to initial investment		$ 1,600